Warrant Liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 25, 2022	Jan. 24, 2022	Jan. 18, 2022
Derivative [Line Items]
Warrant liability	$ 3,604		$ 8,335
Liberty Warrants and Liberty Advisory Fee Warrant
Derivative [Line Items]
Warrant liability	2,339		6,191			$ 30,900
PIPE Warrant
Derivative [Line Items]
Warrant liability	109		311	$ 1,300
$8.63 Warrants
Derivative [Line Items]
Warrant liability	1,156		$ 1,833
Warrant price (in usd per share)				$ 8.63	$ 11.50
Warrants issued	$ 4,900
Warrant redemption (in usd per share)				$ 13.50	$ 18.00
$8.63 Warrants | CF V shares
Derivative [Line Items]
Class of warrant or right, exercisable period after closing date (in days)				30 days
Warrants and rights outstanding, term (in years)				5 years
Issuance of common stock upon exercise of common stock warrants (in shares)		613,111
SPAC Public Warrants | CF V shares
Derivative [Line Items]
Warrants issued (in shares)				8,333,333
SPAC Private Placement Warrants | CF V shares
Derivative [Line Items]
Warrants issued (in shares)				200,000
Forward Purchase Contract Warrant | CF V shares
Derivative [Line Items]
Warrants, unissued (in shares)				333,333